Goodwill and Intangible - Summary of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 0
Apollo Merger	58,251
Ending Balance	$ 58,251